Other Receivables, net – Related Party (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Annual net sales, percentage		1.80%
Royalty payment, percentage		0.90%
Provision for doubtful accounts	100.00%
Provision for doubtful balance due (in Dollars)	$ 77,714
Net receivable (in Dollars)			$ 67,954